Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Components of accumulated other comprehensive (loss) income
Foreign Currency Translation Adjustment, Beginning Balance	$ 56,988	$ 11,062	$ 58,086
Pension and Other Postretirement Liabilities, Beginning Balance	(80,006)	(67,693)	(24,214)
Unrealized Gain (Loss) on Available-for-Sale Securities, Beginning Balance	443	(2,209)	589
Unrealized Gain On Cash Flow Hedging Derivatives, Beginning Balance	1,994	1,570	8,151
Accumulated Other Comprehensive (Loss) Income, Beginning Balance	(20,581)	(57,270)	42,612
Reclassification adjustments, Foreign Currency Translation Adjustment	0	0	0
Reclassification adjustments, Pension and Other Postretirement Liabilities	0	0	0
Reclassification adjustments, Unrealized Gain (Loss) on Available-for-Sale Securities	0	0	0
Reclassification adjustments, Unrealized Gain On Cash Flow Hedging Derivatives	(3,128)	(2,494)	(12,885)
Reclassification adjustments, Accumulated Other Comprehensive (Loss) Income	(3,128)	(2,494)	(12,885)
Current period (charge) credit, Foreign Currency Translation Adjustment	24,773	45,926	(47,024)
Current period (charge) credit, Pension and Other Postretirement Liabilities	10,004	18,004	65,828
Current period (charge) credit, Unrealized Gain (Loss) on Available-for-Sale Securities	2,124	4,162	(4,384)
Current period (charge) credit, Unrealized Gain On Cash Flow Hedging Derivatives	9,430	3,128	2,494
Accumulated Other Comprehensive (Loss) Income Current Period (Charge) Credit	26,323	35,212	(114,742)
Income tax benefit, Foreign Currency Translation Adjustment	0	0	0
Income tax benefit (expense), Pension and Other Postretirement Liabilities	4,076	5,691	22,349
Income tax benefit (expense), Unrealized Gain (Loss) on Available-for-Sale Securities	(765)	(1,510)	1,586
Income tax benefit (expense), Unrealized Gain On Cash Flow Hedging Derivatives	(2,296)	(210)	3,810
Income tax benefit (expense), Accumulated Other Comprehensive (Loss) Income	(1,015)	(3,971)	(27,745)
Foreign Currency Translation Adjustment, Ending Balance	81,761	56,988	11,062
Pension and Other Postretirement Liabilities, Ending Balance	(85,934)	(80,006)	(67,693)
Unrealized Gain (Loss) on Available-for-Sale Securities, Ending Balance	1,802	443	(2,209)
Unrealized Gain On Cash Flow Hedging Derivatives, Ending Balance	6,000	1,994	1,570
Accumulated Other Comprehensive (Loss) Income, Ending Balance	$ 3,629	$ (20,581)	$ (57,270)